Long-Term Equity Investments - Summary of Long-Term Equity Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long term investments 1 [abstract]
Long-term investments - common shares held	$ 98,190	$ 246,026	$ 255,535
Long-term investments - warrants held	785	652
Long-term investments	$ 98,975	$ 246,678